Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt (Abstract)
Amount of long-term debt
	December 31, 2011	June 30, 2012
Term loans/Credit facilities	$2,279,167	$2,183,333
Senior Notes	500,000	500,000
Less: Deferred financing costs	(43,402)	(40,942)
Total debt	2,735,765	2,642,391
Less: Current portion	(210,166)	(235,951)

Long-term portion	$2,525,599	$2,406,440

Annual principal payments
June 30, 2013	$246,667
June 30, 2014	594,167
June 30, 2015	176,667
June 30, 2016	1,143,332
June 30, 2017 and thereafter	522,500

Total principal payments	2,683,333
Less: Financing fees	(40,942)

Total debt	$2,642,391